N-4	Jun. 14, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Jun. 14, 2024
Amendment Flag	false
Nationwide Destination Future NY
Prospectus:
Some Portfolio Companies not Available for All Benefits [Text Block]
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2		X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II			X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	X		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II			X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X	X
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	X	X	X	X
Static Asset Allocation Models - American Funds 60/40 Option (40% NVIT American Funds Growth-Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT - NVIT American Funds Bond Fund)	X
Static Asset Allocation Models - American Funds 80/20 Option (65% NVIT American Funds Growth-Income Fund, 20% NVIT American Funds Asset Allocation Fund and 15% NVIT - NVIT American Funds Bond Fund)	X
Static Asset Allocation Models - American Funds Managed Moderate
Option (40% NVIT - NVIT Managed American Funds Growth-Income
Fund, 40% NVIT - NVIT Managed American Funds Asset Allocation
Fund and 20% NVIT - NVIT American Funds Bond Fund)
	X3	X	X	X
Static Asset Allocation Models - American Funds Moderate Option (40% NVIT American Funds Growth-Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT American Funds Bond Fund)		X	X	X
Static Asset Allocation Models – BlackRock 70/30 Option (55% NVIT BlackRock Equity Dividend, 25% NVIT BlackRock Managed Global Allocation and 20% BlackRock Total Return VI)	X
Static Asset Allocation Models – BlackRock Moderate Option (40% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund and 27% BlackRock Total Return V.I. Fund)	X3	X	X	X
Static Asset Allocation Models - Fidelity 60/40 Option (40% Fidelity VIP Growth & Income, 30% Fidelity VIP Balanced and 30% Fidelity VIP Investment Grade Bond)	X
Static Asset Allocation Models - Fidelity 80/20 Option (70% Fidelity VIP Growth & Income, 15% Fidelity VIP Balanced and 15% Fidelity VIP Investment Grade Bond)	X
Static Asset Allocation Models - Fidelity® VIP Funds Moderate Option
(40% Fidelity VIP Growth & Income Portfolio - Service Class 2, 30%
Fidelity VIP Balanced Portfolio - Service Class 2 and 30% Fidelity VIP
Investment Grade Bond Portfolio - Service Class 2)
		X	X	X
Static Asset Allocation Models - J.P. Morgan Moderate Option (40%
NVIT - NVIT J.P.Morgan Disciplined Equity Fund, 40% NVIT - NVIT
Government Money Market Fund and 20% Lincoln Variable Insurance
Products Trust - JPMorgan Core Bond Fund)
		X1	X1	X1
Static Asset Allocation Models - Janus 70/30 Option (30% Janus Henderson VIT Global Tech & Innovation, 40% Janus Henderson VIT Global Research and 30% Janus Henderson VIT Flexible Bond)	X
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max
Static Asset Allocation Models - Multi-Manager 60/40 Option (30% NVIT Jacobs Levy Large Cap Growth, 30% Putnam VT Large Cap Value IB and 40% Fidelity VIP Investment Grade Bond)	X
Static Asset Allocation Models - Multi-Manager 80/20 Option (40% NVIT Jacobs Levy Large Cap Growth, 40% Putnam VT Large Cap Value IB and 20% Fidelity VIP Investment Grade Bond)	X
Static Asset Allocation Models - Nationwide Variable Insurance Trust
iShares Moderate Option (60% Nationwide Variable Insurance Trust -
NVIT iShares® Global Equity ETF Fund: Class II and 40% Nationwide
Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund:
Class II)
	X3	X	X	X
Custom Choice Asset Rebalancing Service	X	X	X	X
[1] Only available in contracts for applications signed before June 1, 2020.[2] Only available in contracts for applications signed before May 1, 2023.[3] Only available in contracts for applications signed before June 21, 2024.
Nationwide Destination Future NY | StaticAssetAllocationModelMember
Prospectus:
Operation of Benefit [Text Block]	I. For new and existing contracts, the following Static Asset Allocation Models are now available as permitted investment options for Contract Owners who elect the Nationwide Lifetime Income Rider Plus Empire: •Multi-Manager 60/40 Option (30% NVIT Jacobs Levy Large Cap Growth, 30% Putnam VT Large Cap Value IB and 40% Fidelity VIP Investment Grade Bond)•BlackRock 70/30 Option (55% NVIT BlackRock Equity Dividend, 25% NVIT BlackRock Managed Global Allocation and 20% BlackRock Total Return VI)•Janus 70/30 Option (30% Janus Henderson VIT Global Tech & Innovation, 40% Janus Henderson VIT Global Research and 30% Janus Henderson VIT Flexible Bond)•American Funds 80/20 Option (65% NVIT American Funds Growth-Income Fund, 20% NVIT American Funds Asset Allocation Fund and 15% NVIT - NVIT American Funds Bond Fund)•Fidelity 80/20 Option (70% Fidelity VIP Growth & Income, 15% Fidelity VIP Balanced and 15% Fidelity VIP Investment Grade Bond)•Multi-Manager 80/20 Option (40% NVIT Jacobs Levy Large Cap Growth, 40% Putnam VT Large Cap Value IB and 20% Fidelity VIP Investment Grade Bond)II. For contracts with applications signed on or after June 21, 2024, the following Static Asset Allocation Models are no longer available for Contract Owners who elect the Nationwide Lifetime Income Rider Plus Empire:•BlackRock Moderate Option (40% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund and 27% BlackRock Total Return V.I. Fund)•American Funds Moderate Option (40% NVIT American Funds Growth-Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT American Funds Bond Fund)•Nationwide Variable Insurance Trust iShares Moderate Option (60% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II and 40% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II)III. The names of the following Static Asset Allocation Models are updated as indicated below for Contract Owners who elect the Nationwide Lifetime Income Rider Plus Empire:
CURRENT NAME	UPDATED NAME
American Funds Moderate Option	American Funds 60/40 Option
Fidelity® VIP Funds Moderate Option	Fidelity 60/40 Option
Accordingly, the following changes apply to the prospectus:(1) The following are added to the bulleted list in the Static Asset Allocation Model sub-section of the Contract Owner Services section:•Static Asset Allocation Models - Multi-Manager 60/40 Option (30% NVIT Jacobs Levy Large Cap Growth, 30% Putnam VT Large Cap Value IB and 40% Fidelity VIP Investment Grade Bond)•Static Asset Allocation Models – BlackRock 70/30 Option (55% NVIT BlackRock Equity Dividend, 25% NVIT BlackRock Managed Global Allocation and 20% BlackRock Total Return VI)•Static Asset Allocation Models - Janus 70/30 Option (30% Janus Henderson VIT Global Tech & Innovation, 40% Janus Henderson VIT Global Research and 30% Janus Henderson VIT Flexible Bond)•Static Asset Allocation Models - American Funds 80/20 Option (65% NVIT American Funds Growth-Income Fund, 20% NVIT American Funds Asset Allocation Fund and 15% NVIT - NVIT American Funds Bond Fund)•Static Asset Allocation Models - Fidelity 80/20 Option (70% Fidelity VIP Growth & Income, 15% Fidelity VIP Balanced and 15% Fidelity VIP Investment Grade Bond)•Static Asset Allocation Models - Multi-Manager 80/20 Option (40% NVIT Jacobs Levy Large Cap Growth, 40% Putnam VT Large Cap Value IB and 20% Fidelity VIP Investment Grade Bond)•Static Asset Allocation Models - American Funds 60/40 Option (40% NVIT American Funds Growth-Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT - NVIT American Funds Bond Fund)•Static Asset Allocation Models - Fidelity 60/40 Option (40% Fidelity VIP Growth & Income, 30% Fidelity VIP Balanced and 30% Fidelity VIP Investment Grade Bond)